9. Stock Compensation (June 30, 2017 Note) (Details Narrative) - USD ($)	3 Months Ended		12 Months Ended
	Jun. 30, 2017	Jun. 30, 2016	Mar. 31, 2017	Mar. 31, 2016
Stock-based compensation	$ 280,911	$ 50,710	$ 2,186,309	$ 202,844
Unrecognized compensation cost			$ 3,203,208
Unrecognized compensation cost amortization period			2 years 7 months 13 days
Four Employees [Member]
Options issued	34,500
Restricted Stock Units (RSUs) [Member]
Stock-based compensation	$ 260,699
Withholding tax paid in return for cancellation of shares			13,146
Restricted Stock Units (RSUs) [Member] | Executives [Member]
Shares exchanged, shares converted	46,125
Options [Member]
Weighted average exercise price of stock options	$ 2.14
Unrecognized compensation cost	$ 2,666,508
Unrecognized compensation cost amortization period	2 years 7 months 13 days
Common Stock [Member] | Executives [Member]
Shares exchanged, shares issued	22,470
Withholding tax paid in return for cancellation of shares	23,655